Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of The Company's Total Revenue or Accounts Receivable	For each significant customer, revenue as a percentage of total revenue is as follows:

	Year Ended December 31,
	2021	2020	2019
Customer A	*	*	12%
Customer B	*	11%	11%

*	Below 10%

Summarizes Revenue By Type of Service
The following table summarizes revenue by type of service for the three months ended March 31, 2022 and 2021 (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Software subscriptions	$179,818	$152,026
Other	7,005	5,763

Total revenues	$186,823	$157,789

The following table summarizes revenue by type of service for the years ended December 31 (in thousands):

	Year Ended December 31,
	2021	2020	2019
Software subscriptions	$662,300	$573,608	$540,219
Other	25,988	59,455	75,865
Total revenues	$688,288	$633,063	$616,084

Schedule of Software,Equipment and Property

Software, equipment, and property	Estimated Useful Life
Software and licenses	2-5 years
Computer equipment	3 years
Furniture and other equipment	5 years
Database	25 years
Building	39 years
Leasehold improvements	Lesser of the estimated useful life or life of lease
Land	Indefinite